Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Schedule of Dividends Paid	The table below describes the dividends paid in 2025.

Date Declared	Record Date	Payment Date	Dividend per Share $	Paid $
November 7, 2024	December 31, 2024	January 15, 2025	0.210	23.9
February 24, 2025	March 28, 2025	April 15, 2025	0.225	25.7
May 14, 2025	June 30, 2025	July 15, 2025	0.225	25.7
August 13, 2025	September 29, 2025	October 15, 2025	0.225	25.7
November 13, 2025	December 31, 2025	January 15, 2026	0.225	—

Schedule of the Company's RSUs, PSUs, and DSUs

	December 31, 2025			December 31, 2024
	RSUs #	PSUs #	DSUs #	RSUs #	PSUs #	DSUs #
Units, beginning of year	363,540	546,583	204,993	375,600	658,824	231,347
Granted and adjusted dividends	113,182	115,513	13,094	118,812	130,644	13,070
Paid	(131,316)	(238,114)	(61,642)	(114,329)	(229,024)	(39,424)
Forfeited	(23,604)	(21,771)	—	(16,543)	(13,861)	—
Units, end of year	321,802	402,211	156,445	363,540	546,583	204,993
	$	$	$	$	$	$
Obligations accrued (Note 19)	21.6	39.2	20.3	22.2	39.5	23.5